STOCK OPTIONS AND WARRANTS (Details Narrative) - USD ($)		3 Months Ended		12 Months Ended
	Mar. 15, 2022	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options, granted	5,000,000	0	0	0	155,000,000
Number of options,expired		0	0
Stock options outstanding		562,500,000	560,000,000	560,000,000	560,000,000
Non-cash stock compensation expense		$ 55,376	$ 76,287	$ 229,220	$ 2,007,180
Options outstanding, intrinsic value		$ 0			$ 0
Warrants to purchase common stock		0		0	0
Warrant compensation fair value		$ 0		$ 0	$ 0
Options Held [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Non-cash stock compensation expense				$ 229,220	$ 2,007,180
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Termination years		7 years
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Termination years		10 years